Related Party Transactions (Narrative) (Details)	12 Months Ended		1 Months Ended														12 Months Ended									12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 29, 2012 RMB [Member] China Minsheng Bank [Member] CNY	Feb. 29, 2012 RMB [Member] China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] CNY	Feb. 29, 2012 A company under control of Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 A company under control of Shanda [Member] RMB [Member] CNY	Nov. 30, 2010 A company under control of Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] USD ($)	Nov. 30, 2010 A company under control of Shanda [Member] RMB [Member] Loan in October and November 2010 [Member] CNY	Feb. 28, 2011 A company under control of Shanda [Member] RMB [Member] Loan in February 2011 [Member] USD ($)	Feb. 28, 2011 A company under control of Shanda [Member] RMB [Member] Loan in February 2011 [Member] CNY	Aug. 31, 2011 A company under control of Shanda [Member] RMB [Member] Loan in August 2011 [Member] USD ($)	Aug. 31, 2011 A company under control of Shanda [Member] RMB [Member] Loan in August 2011 [Member] CNY	Feb. 29, 2012 A company under control of Shanda [Member] RMB [Member] Loan in February 2012 [Member] USD ($)	Feb. 29, 2012 A company under control of Shanda [Member] RMB [Member] Loan in February 2012 [Member] CNY	Dec. 31, 2014 Companies under control of Shanda [Member] Maximum [Member] USD ($)	Dec. 31, 2014 Companies under control of Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2014 Companies under control of Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Companies under control of Shanda [Member] RMB [Member] Loan in 2011 [Member] USD ($)	Dec. 31, 2012 Companies under control of Shanda [Member] RMB [Member] Loan in 2011 [Member] CNY	Dec. 31, 2011 Companies under control of Shanda [Member] RMB [Member] Loan in 2011 [Member] USD ($)	Dec. 31, 2011 Companies under control of Shanda [Member] RMB [Member] Loan in 2011 [Member] CNY	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2014 Shanda and companies under control of Shanda [Member] USD ($)	Dec. 31, 2014 Shanda and companies under control of Shanda [Member] CNY	Dec. 31, 2013 Shanda and companies under control of Shanda [Member] CNY	Dec. 31, 2012 Shanda and companies under control of Shanda [Member] CNY
Related Party Transaction [Line Items]
Loans to related parties									$ 80,700,000	503,000,000	$ 3,200,000	20,000,000	$ 48,200,000	300,000,000	$ 18,500,000	115,000,000				$ 65,600,000	404,300,000	$ 66,300,000	417,400,000	$ 160,000,000	1,005,700,000
Interest rates on loans, initial									5.68%	5.68%	6.71%	6.71%	5.93%	5.93%	5.93%	5.93%								3.00%	3.00%
Interest rates on loans, renewed									5.68%	5.68%	6.71%	6.71%	5.40%	5.40%	5.43%	5.43%
Loans to related parties, outstanding balance																		4,100,000	25,000,000
Loans from related parties							148,600,000	926,000,000
Interest rates on loans from related parties							3.00%	3.00%
Short-term borrowings					156,000,000	980,500,000
Bank borrowing, carried interest rate					6.00%	6.00%
Short-term investments pledged for bank borrowings			983,800,000
Short-term investments, carried interest rate			5.46%	6.94%
Interest income relating to Shanda's privatization	9,400,000	79,900,000
Interest expense relating to Shanda's privatization	9,300,000	78,700,000
Net interest income relating to Shanda's privatization	100,000	1,200,000
Interest income for loans to and from Shanda and companies under its control																										300,000	1,668,000	48,588,000	83,711,000
Interest expense for loans to and from Shanda and companies under its control																										(300,000)	(2,048,000)	(28,766,000)	(26,787,000)
Net interest income (expense) for loans to and from Shanda and companies under its common control																	$ (100,000)										(300,000)	19,800,000	56,900,000